Document and Entity Information	3 Months Ended
Mar. 31, 2012
Entity Registrant Name	Synthetic Biologics, Inc.
Entity Central Index Key	0000894158
Entity Filer Category	Smaller Reporting Company
Document Type	Other
Amendment Flag	false
Document Period End Date	Mar. 31, 2012